Borrowings - Schedule of Principal Repayments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Principal Repayments [Abstract]
2025	$ 67,678	$ 3,829,169
2026	71,139	9,245,977
2027	149,701	66,789
2028		239,081
2029		0
there after		0
Total	$ 2,596,627	$ 13,381,016	$ 14,669,280